TAXATION (Narrative) (Details) - CNY (¥) ¥ in Thousands			8 Months Ended	12 Months Ended				36 Months Ended
	Mar. 13, 2015	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2007	Dec. 31, 2012
Income Taxes [Line Items]
Income tax rate (as a percent)				25.00%		25.00%
Unrecognized tax benefits that if recognized would affect the annual effective tax rate			¥ 1,675	¥ 1,675	¥ 4,948	¥ 565
Minimum [Member]
Income Taxes [Line Items]
VAT (as a percent)			3.00%
Business tax (as a percent)			3.00%
Maximum [Member]
Income Taxes [Line Items]
VAT (as a percent)			6.00%
Business tax (as a percent)			5.00%
China [Member]
Income Taxes [Line Items]
VAT payable			¥ 31,314	31,314	30,590
Business tax payable			¥ 24,106	¥ 24,106	27,168
Favorable tax rate for a High and New Technology Enterprise (as a percent)				15.00%
Transition period for the entities enjoying favorable income tax rate				5 years
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)				10.00%
Lower withholding income tax on dividends distributed by an FIE to its immediate holding company registered in Hong Kong or other jurisdiction that have a tax treaty or arrangement with China (as a percent)				5.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)				25.00%
China [Member] | Minimum [Member]
Income Taxes [Line Items]
VAT (as a percent)				3.00%
Business tax (as a percent)				3.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)				1.50%
China [Member] | Maximum [Member]
Income Taxes [Line Items]
VAT (as a percent)				6.00%
Business tax (as a percent)				5.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)				2.50%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate (as a percent)							16.50%
Beijing Ambow Online Software Co Ltd [Member]
Income Taxes [Line Items]
Period within which appeal can be filed	10 days
Late payment interest recognized for the loss contingency				¥ 1,332	1,328
Claw back amount claimed by tax authority		¥ 7,278
Corresponding late payment interest on claw back amount claimed by tax authority		¥ 3,435		¥ 1,332	¥ 1,328
Beijing Ambow Online Software Co Ltd [Member] | China [Member]
Income Taxes [Line Items]
Percentage of tax deduction								50.00%